UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher B. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2017

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 95.6%
Airlines - 1.5%
Copa Holdings S.A., “A”	453	$51,205
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	650	128,297
Malaysia Airports Holdings Berhad	33,300	67,689

		$247,191
Alcoholic Beverages - 1.9%
Becle S.A.B. de C.V. (a)	7,200	$12,465
China Resources Enterprise Ltd.	92,000	232,109
Thai Beverage PLC	104,000	65,768

		$310,342
Apparel Manufacturers - 0.7%
Formosa Taffeta Co. Ltd.	35,000	$36,595
Pou Chen Corp.	59,000	81,402

		$117,997
Automotive - 3.9%
Geely Automobile Holdings Ltd.	65,000	$107,603
Great Wall Motor Co. Ltd.	78,500	83,914
Hyundai Motor Co. Ltd.	1,796	261,476
Kia Motors Corp.	5,371	187,333

		$640,326
Broadcasting - 0.3%
Sun TV Network Ltd.	4,140	$51,205

Business Services - 1.4%
Cognizant Technology Solutions Corp., “A”	1,191	$79,690
HCL Technologies Ltd.	5,450	73,003
TravelSky Technology Ltd.	26,000	76,740

		$229,433
Cable TV - 1.4%
Naspers Ltd.	1,129	$233,768

Computer Software - Systems - 3.3%
Asustek Computer, Inc.	19,000	$180,026
Hon Hai Precision Industry Co. Ltd.	104,300	357,156

		$537,182
Conglomerates - 0.5%
CITIC Pacific Ltd.	55,000	$87,237

Construction - 0.6%
CEMEX S.A.B. de C.V. (a)	116,372	$96,238

Consumer Products - 0.5%
Hindustan Unilever Ltd.	5,299	$87,632

Consumer Services - 2.4%
51job, Inc., ADR (a)	2,271	$98,993
China Maple Leaf Educational Systems	42,000	36,273
Kroton Educacional S.A.	37,900	169,826

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - continued
Localiza Rent a Car S.A.	6,335	$85,121

		$390,213
Electrical Equipment - 0.5%
Shanghai Electric Group Co. Ltd., “H” (a)	172,000	$74,605

Electronics - 11.9%
AU Optronics Corp.	99,000	$38,673
LG Electronics, Inc.	1,773	130,647
Samsung Electronics Co. Ltd.	454	906,297
SK Hynix, Inc.	1,452	73,923
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	776,123

		$1,925,663
Energy - Independent - 2.3%
Adaro Energy Tbk	639,900	$73,022
China Shenhua Energy Co. Ltd.	56,000	136,397
Oil & Natural Gas Corp. Ltd.	29,990	82,273
PTT Exploration & Production Ltd.	29,600	78,215

		$369,907
Energy - Integrated - 4.1%
China Petroleum & Chemical Corp.	316,000	$259,124
LUKOIL PJSC, ADR	5,477	261,574
OAO Gazprom, ADR	20,005	83,291
PetroChina Co. Ltd.	94,000	62,606

		$666,595
Engineering - Construction - 0.9%
China Communications Construction Co. Ltd.	48,000	$64,800
China Railway Group Ltd., “H”	39,000	32,331
Hyundai Heavy Industries Co. Ltd.	1,028	47,195

		$144,326
Food & Beverages - 1.0%
AVI Ltd.	21,875	$164,559

Food & Drug Stores - 1.5%
Dairy Farm International Holdings Ltd.	16,700	$133,433
E-Mart Co. Ltd.	476	103,312

		$236,745
Forest & Paper Products - 0.9%
Fibria Celulose S.A.	13,000	$149,044

Furniture & Appliances - 0.2%
Coway Co. Ltd.	409	$36,714

Gaming & Lodging - 0.5%
Genting Berhad	33,800	$78,735

General Merchandise - 0.7%
Lojas Renner S.A.	9,000	$73,342
S.A.C.I. Falabella	5,350	44,178

		$117,520

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.3%
Qualicorp S.A.	24,400	$211,279

Insurance - 3.8%
Cathay Financial Holding Co. Ltd.	114,000	$178,510
Fubon Financial Holding Co. Ltd.	40,000	60,973
Korean Reinsurance Co.	4,624	49,354
Liberty Holdings Ltd.	7,744	67,526
PICC Property & Casualty Co. Ltd.	80,000	133,461
Samsung Fire & Marine Insurance Co. Ltd.	455	118,871

		$608,695
Internet - 8.7%
Alibaba Group Holding Ltd., ADR (a)	5,353	$655,528
Baidu, Inc., ADR (a)	166	30,893
NAVER Corp.	232	175,098
Tencent Holdings Ltd.	14,900	511,673
YY, Inc., ADR (a)	689	40,196

		$1,413,388
Machinery & Tools - 2.8%
China Infrastructure Machinery Holdings Ltd.	312,000	$86,483
Far Eastern New Century Corp.	91,000	73,819
Grupo Simec S.A., “B” (a)	9,800	32,938
PT United Tractors Tbk	62,700	130,743
Sinotruk Hong Kong Ltd.	78,000	48,046
Weichai Power Co. Ltd., “H”	51,000	82,725

		$454,754
Major Banks - 6.5%
Banco do Brasil S.A.	13,800	$120,858
Bank of China Ltd.	335,000	167,660
Bank of Communications Co. Ltd.	50,000	38,755
China Construction Bank	538,000	444,620
Industrial & Commercial Bank of China, “H”	432,000	288,830

		$1,060,723
Medical & Health Technology & Services - 0.2%
Sinopharm Group Co. Ltd., “H”	8,400	$38,375

Metals & Mining - 2.4%
Alrosa PJSC	36,800	$57,322
KGHM Polska Miedz S.A.	1,377	39,126
POSCO	449	113,092
Ternium S.A., ADR	5,245	136,475
Vedanta Ltd.	11,428	42,270

		$388,285
Other Banks & Diversified Financials - 11.0%
Agricultural Bank of China Ltd., “H”	144,000	$69,851
Banco Macro S.A., ADR	297	26,573
Bangkok Bank Public Co. Ltd.	23,000	125,602
China Minsheng Banking Corp. Ltd.	48,500	49,729
Chongqing Rural Commercial Bank Co. Ltd., “H”	43,000	29,411
Credicorp Ltd.	1,177	197,171
FirstRand Ltd.	50,275	189,025

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Hana Financial Group, Inc.	3,066	$112,415
HDFC Bank Ltd., ADR	1,285	112,823
Rural Electrification Corp. Ltd.	33,922	101,603
Sberbank of Russia, ADR	21,625	241,133
Shinhan Financial Group Co. Ltd.	2,783	122,918
State Bank of India	11,065	49,443
Turkiye Garanti Bankasi A.S.	34,844	94,816
Turkiye Is Bankasi A.S., “C”	69,817	138,728
Turkiye Sinai Kalkinma Bankasi A.S.	89,527	33,751
Union National Bank	65,454	83,934

		$1,778,926
Pharmaceuticals - 1.2%
Gedeon Richter PLC	1,981	$50,637
Genomma Lab Internacional S.A., “B” (a)	79,244	99,278
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	11,500	44,052

		$193,967
Precious Metals & Minerals - 0.5%
Gold Fields Ltd., ADR	21,919	$78,470

Real Estate - 2.3%
Aldar Properties PJSC	92,685	$55,767
Atrium European Real Estate Ltd.	18,643	83,352
China Vanke Co. Ltd., “H”	16,400	43,565
Country Garden Holdings Co. Ltd.	74,000	87,460
Metro Pacific Investments Corp.	365,700	46,066
SM Prime Holdings, Inc.	82,828	56,078

		$372,288
Specialty Chemicals - 2.2%
LG Chem Ltd.	514	$138,646
PTT Global Chemical PLC	100,800	210,123

		$348,769
Specialty Stores - 0.2%
CJ Home Shopping	180	$30,820

Telecommunications - Wireless - 2.9%
Advanced Info Service PLC	18,100	$91,935
Bharti Tele-Ventures Ltd.	12,787	73,636
China Mobile Ltd.	7,000	77,658
LG Uplus Corp.	6,029	87,236
Mobile TeleSystems PJSC, ADR	4,626	40,755
SK Telecom Co. Ltd.	408	92,379

		$463,599
Telephone Services - 2.3%
China Communications Services Corp. Ltd., “H”	104,000	$61,792
Hellenic Telecommunications Organization S.A.	3,352	38,219
KT Corp., ADR	3,352	56,381
PT Telekomunikasi Indonesia	415,700	135,758
Telkom S.A. Ltd.	14,714	82,742

		$374,892

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.8%
ITC Ltd.	46,039	$222,489
PT Gudang Garam Tbk	12,400	68,842

		$291,331
Trucking - 0.6%
Imperial Holdings, Ltd.	7,479	$94,664

Utilities - Electric Power - 2.0%
Equatorial Energia S.A.	4,000	$66,008
Korea Electric Power Corp.	872	33,257
NTPC Ltd.	66,206	164,386
Transmissora Alianca de Energia Eletrica S.A., IEU	8,706	61,072

		$324,723
Total Common Stocks		$15,521,125

Preferred Stocks - 2.6%
Food & Drug Stores - 0.9%
Cia Brasileira de Distribuicao (a)	6,600	$140,691

Other Banks & Diversified Financials - 1.6%
Banco Bradesco S.A.	15,570	$132,414
Itau Unibanco Holding S.A.	11,600	127,437

		$259,851
Utilities - Electric Power - 0.1%
Companhia Energetica de Minas Gerais	9,400	$22,193
Total Preferred Stocks		$422,735

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.87% (v)	253,251	$253,251
Total Investments		$16,197,111

Other Assets, Less Liabilities - 0.2%		35,157
Net Assets - 100.0%		$16,232,268

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PJSC	Public Joint Stock Company
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$4,383,494	$—	$—	$4,383,494
South Korea	2,877,362	—	—	2,877,362
Taiwan	1,783,277	—	—	1,783,277
Brazil	1,359,286	—	—	1,359,286
India	1,060,763	—	—	1,060,763
South Africa	910,753	—	—	910,753
Russia	618,089	57,322	—	675,411
Thailand	191,370	380,273	—	571,643
Indonesia	408,365	—	—	408,365
Other Countries	1,913,506	—	—	1,913,506
Mutual Funds	253,251	—	—	253,251
Total Investments	$15,759,516	$437,595	$—	$16,197,111

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $74,605 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$13,836,756
Gross unrealized appreciation	2,481,488
Gross unrealized depreciation	(121,133)
Net unrealized appreciation (depreciation)	$2,360,355

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	591,481	7,853,169	(8,191,399)	253,251

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2	$—	$1,369	$253,251

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

China	27.2%
South Korea	17.9%
Taiwan	11.1%
Brazil	8.4%
India	6.6%
South Africa	5.7%
Russia	4.2%
Thailand	3.5%
Indonesia	2.5%
Other Countries	12.9%

7

QUARTERLY REPORT

May 31, 2017

MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.1%
Aerospace - 2.1%
Leidos Holdings, Inc.	433	$24,057
Northrop Grumman Corp.	347	89,949
Spirit AeroSystems Holdings, Inc., “A”	270	14,712

		$128,718
Airlines - 2.1%
Aena S.A.	341	$68,836
Air Canada (a)	4,548	59,928

		$128,764
Apparel Manufacturers - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	243	$62,006
PVH Corp.	207	21,932

		$83,938
Automotive - 2.9%
Hyundai Motor Co. Ltd.	289	$42,075
Kia Motors Corp.	1,553	54,166
Magna International, Inc.	1,762	78,920

		$175,161
Biotechnology - 1.3%
Celgene Corp. (a)	684	$78,256

Brokerage & Asset Managers - 0.9%
Apollo Global Management LLC, “A”	1,936	$52,330

Business Services - 2.0%
Ashtead Group PLC	1,052	$21,226
DXC Technology Co.	959	74,342
Travelport Worldwide Ltd.	1,890	25,515

		$121,083
Cable TV - 3.0%
Charter Communications, Inc., “A” (a)	285	$98,482
Comcast Corp., “A”	2,046	85,298

		$183,780
Chemicals - 0.6%
LyondellBasell Industries N.V., “A”	337	$27,135
Mitsubishi Chemical Holdings Corp.	1,500	11,357

		$38,492
Computer Software - 4.0%
Adobe Systems, Inc. (a)	446	$63,270
Check Point Software Technologies Ltd. (a)	296	33,167
Intuit, Inc.	562	79,040
VMware, Inc., “A” (a)	684	66,451

		$241,928
Computer Software - Systems - 2.0%
Apple, Inc.	205	$31,316
Hitachi Ltd.	4,000	24,152

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
Hon Hai Precision Industry Co. Ltd., GDR	5,746	$41,601
NICE Systems Ltd., ADR	265	20,646

		$117,715
Construction - 1.7%
Bellway PLC	470	$17,113
Owens Corning	1,341	83,678

		$100,791
Consumer Products - 1.9%
Procter & Gamble Co.	322	$28,365
Svenska Cellulosa Aktiebolaget	2,444	86,243

		$114,608
Consumer Services - 0.6%
Priceline Group, Inc. (a)	20	$37,542

Electrical Equipment - 1.4%
Schneider Electric S.A.	570	$43,900
Siemens AG	303	43,245

		$87,145
Electronics - 4.0%
LG Electronics, Inc.	210	$15,474
Samsung Electronics Co. Ltd.	56	111,790
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,178	112,374

		$239,638
Energy - Independent - 1.4%
EOG Resources, Inc.	366	$33,053
Phillips 66	250	19,028
Valero Energy Corp.	501	30,796

		$82,877
Energy - Integrated - 2.8%
BP PLC	9,103	$54,738
Galp Energia SGPS S.A., “B”	3,021	46,595
LUKOIL PJSC, ADR	13	627
LUKOIL PJSC, ADR	649	30,990
Royal Dutch Shell PLC, “B”	1,322	36,511

		$169,461
Food & Beverages - 3.0%
Archer Daniels Midland Co.	1,159	$48,191
Bakkafrost P/f	987	36,563
J.M. Smucker Co.	109	13,936
Marine Harvest	3,689	64,617
Tyson Foods, Inc., “A”	302	17,317

		$180,624
Food & Drug Stores - 1.0%
Wesfarmers Ltd.	1,845	$58,539

Gaming & Lodging - 1.0%
Royal Caribbean Cruises Ltd.	521	$57,404

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.7%
Anthem, Inc.	296	$53,976
WellCare Health Plans, Inc. (a)	289	49,650

		$103,626
Insurance - 4.6%
Hartford Financial Services Group, Inc.	320	$15,805
MetLife, Inc.	1,559	78,870
Prudential Financial, Inc.	726	76,121
Tokio Marine Holding, Inc.	700	29,707
Zurich Insurance Group AG	263	77,307

		$277,810
Internet - 4.3%
Alphabet, Inc., “A” (a)	134	$132,270
Alphabet, Inc., “C” (a)	39	37,630
Facebook, Inc., “A” (a)	600	90,876

		$260,776
Machinery & Tools - 0.9%
Daikin Industries Ltd.	200	$19,603
Glory Ltd.	1,100	37,345

		$56,948
Major Banks - 7.7%
Bank of China Ltd.	68,000	$34,033
BNP Paribas	1,329	93,786
China Construction Bank	39,000	32,231
JPMorgan Chase & Co.	912	74,921
Morgan Stanley	401	16,738
Royal Bank of Canada	369	25,505
Sumitomo Mitsui Financial Group, Inc.	1,700	61,000
Toronto-Dominion Bank	1,133	54,014
UBS AG	4,626	73,554

		$465,782
Medical & Health Technology & Services - 1.3%
HCA Healthcare, Inc. (a)	945	$77,405

Medical Equipment - 0.9%
Nihon Kohden Corp.	800	$17,849
Terumo Corp.	900	36,569

		$54,418
Metals & Mining - 1.8%
POSCO	99	$24,936
Rio Tinto Ltd.	2,122	84,825

		$109,761
Natural Gas - Distribution - 0.5%
Engie	2,079	$31,727

Natural Gas - Pipeline - 0.9%
Williams Partners LP	1,440	$56,405

Network & Telecom - 1.3%
Cisco Systems, Inc.	2,415	$76,145

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.5%
TechnipFMC PLC (a)	942	$26,762

Other Banks & Diversified Financials - 3.2%
Banco Bradesco S.A., ADR	4,171	$35,370
Credicorp Ltd.	190	31,829
DBS Group Holdings Ltd.	4,400	65,095
Discover Financial Services	1,027	60,285

		$192,579
Pharmaceuticals - 6.3%
Allergan PLC	150	$33,563
Bayer AG	767	101,756
Eli Lilly & Co.	1,179	93,813
Merck & Co., Inc.	1,527	99,423
Shionogi & Co. Ltd.	1,000	53,445

		$382,000
Printing & Publishing - 0.7%
Transcontinental, Inc., “A”	2,336	$40,949

Railroad & Shipping - 0.6%
Canadian National Railway Co.	435	$33,682

Real Estate - 2.4%
Cheung Kong Property Holdings Ltd.	4,500	$33,782
Medical Properties Trust, Inc., REIT	1,666	21,575
Mid-America Apartment Communities, Inc., REIT	221	22,529
Store Capital Corp., REIT	1,674	34,116
Washington Prime Group, Inc., REIT	4,205	32,084

		$144,086
Restaurants - 0.8%
Greggs PLC	3,344	$46,920

Specialty Chemicals - 3.2%
Akzo Nobel N.V.	567	$47,458
Covestro AG	420	31,413
LG Chem Ltd.	148	39,921
Univar, Inc. (a)	2,386	72,582

		$191,374
Specialty Stores - 3.6%
Amazon.com, Inc. (a)	81	$80,564
Best Buy Co., Inc.	1,294	76,851
Ross Stores, Inc.	491	31,385
Urban Outfitters, Inc. (a)	1,590	30,003

		$218,803
Telecommunications - Wireless - 2.3%
KDDI Corp.	1,000	$27,684
SoftBank Corp.	1,100	89,418
Vodafone Group PLC	8,188	24,423

		$141,525

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.9%
China Unicom (Hong Kong) Ltd. (a)	12,000	$17,216
Nippon Television Holdings, Inc.	800	38,342

		$55,558
Tobacco - 3.0%
Altria Group, Inc.	1,363	$102,825
Japan Tobacco, Inc.	1,100	41,328
Philip Morris International, Inc.	311	37,258

		$181,411
Utilities - Electric Power - 2.6%
CLP Holdings Ltd.	2,500	$27,334
Energias de Portugal S.A.	6,460	23,759
Exelon Corp.	2,287	83,041
SSE PLC	1,250	24,239

		$158,373
Total Common Stocks		$5,863,619

Preferred Stocks - 1.6%
Other Banks & Diversified Financials - 1.1%
Itau Unibanco Holding S.A.	6,250	$68,662

Telephone Services - 0.5%
Telecom Italia S.p.A.	37,110	$28,618
Total Preferred Stocks		$97,280

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.87% (v)	124,049	$124,049
Total Investments		$6,084,948

Other Assets, Less Liabilities - (0.7)%		(44,468)
Net Assets - 100.0%		$6,040,480

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$5,960,899	$—	$—	$5,960,899
Mutual Funds	124,049	—	—	124,049
Total Investments	$6,084,948	$—	$—	$6,084,948

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,286,795
Gross unrealized appreciation	876,834
Gross unrealized depreciation	(78,681)
Net unrealized appreciation (depreciation)	$798,153

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,774	1,068,589	(1,048,314)	124,049

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(12)	$—	$400	$124,049

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

United States	50.6%
Japan	8.1%
United Kingdom	5.1%
Canada	4.9%
South Korea	4.8%
France	3.8%
Germany	2.9%
Taiwan	2.5%
Switzerland	2.5%
Other Countries	14.8%

7

QUARTERLY REPORT

May 31, 2017

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.5%
Airlines - 2.4%
Aena S.A.	15,708	$3,170,903
Air Canada (a)	100,247	1,320,944

		$4,491,847
Alcoholic Beverages - 1.5%
AmBev S.A.	86,000	$497,245
China Resources Enterprise Ltd.	924,000	2,331,180

		$2,828,425
Apparel Manufacturers - 2.2%
Burberry Group PLC	35,668	$834,110
LVMH Moet Hennessy Louis Vuitton SE	12,994	3,315,664

		$4,149,774
Automotive - 4.5%
Hyundai Motor Co. Ltd.	15,654	$2,279,030
Kia Motors Corp.	52,297	1,824,042
Magna International, Inc.	44,935	2,012,639
Nissan Motor Co. Ltd.	149,200	1,430,030
PSA Peugeot Citroen S.A.	44,571	878,708

		$8,424,449
Business Services - 1.0%
Ashtead Group PLC	25,035	$505,135
Experian Group Ltd.	36,950	770,301
Itochu Corp.	39,200	556,764

		$1,832,200
Chemicals - 1.0%
Mitsubishi Chemical Holdings Corp.	248,700	$1,882,934

Computer Software - 1.0%
Check Point Software Technologies Ltd. (a)	8,646	$968,784
Open Text Corp.	29,654	967,610

		$1,936,394
Computer Software - Systems - 3.8%
Fujitsu Ltd.	246,000	$1,794,301
Hitachi Ltd.	317,000	1,914,022
Hon Hai Precision Industry Co. Ltd., GDR	399,757	2,894,241
NICE Systems Ltd., ADR	7,006	545,837

		$7,148,401
Conglomerates - 0.6%
First Pacific Co. Ltd.	1,538,000	$1,203,945

Construction - 0.4%
Bellway PLC	21,398	$779,136

Consumer Products - 1.8%
Kao Corp.	15,600	$983,610
Svenska Cellulosa Aktiebolaget	68,425	2,414,565

		$3,398,175

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 0.4%
Kroton Educacional S.A.	183,700	$823,143

Electrical Equipment - 3.7%
Legrand S.A.	40,274	$2,761,105
Schneider Electric S.A.	17,085	1,315,833
Siemens AG	19,844	2,832,166

		$6,909,104
Electronics - 3.9%
LG Electronics, Inc.	5,623	$414,342
Samsung Electronics Co. Ltd.	1,672	3,337,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99,238	3,509,056

		$7,261,126
Energy - Independent - 0.2%
INPEX Corp.	45,100	$414,757

Energy - Integrated - 5.8%
BP PLC	543,540	$3,268,414
China Petroleum & Chemical Corp.	1,900,000	1,558,027
Eni S.p.A.	110,154	1,743,517
Galp Energia SGPS S.A., “B”	143,042	2,206,221
LUKOIL PJSC, ADR	17,537	846,160
Suncor Energy, Inc.	40,418	1,265,488

		$10,887,827
Engineering - Construction - 2.0%
Bouygues S.A.	31,139	$1,333,787
Hochtief AG	10,803	1,987,195
Obayashi Corp.	45,700	505,073

		$3,826,055
Food & Beverages - 3.7%
AVI Ltd.	187,853	$1,413,159
Bakkafrost P/f	51,378	1,903,272
BRF S.A.	36,100	483,274
Marine Harvest	68,897	1,206,817
Nestle S.A.	7,819	667,225
S Foods, Inc.	35,600	1,215,061

		$6,888,808
Food & Drug Stores - 2.2%
Alimentation Couche-Tard, Inc., “B”	19,898	$920,329
CP All PLC	304,700	559,124
Wesfarmers Ltd.	60,749	1,927,459
William Morrison Supermarkets PLC	205,784	652,781

		$4,059,693
Forest & Paper Products - 0.7%
Fibria Celulose S.A.	113,100	$1,296,686

Insurance - 5.0%
AMP Ltd.	199,451	$748,421
AXA	31,189	831,758
Beazley PLC	206,188	1,254,461

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
QBE Insurance Group Ltd.	147,807	$1,416,782
Sony Financial Holdings, Inc.	31,700	488,023
Tokio Marine Holding, Inc.	47,000	1,994,582
Zurich Insurance Group AG	9,448	2,777,188

		$9,511,215
Internet - 2.4%
Alibaba Group Holding Ltd., ADR (a)	22,548	$2,761,228
NetEase.com, Inc., ADR	2,668	759,793
Rightmove PLC	16,849	941,307

		$4,462,328
Leisure & Toys - 0.3%
SEGA SAMMY Holdings, Inc.	36,800	$466,853

Machinery & Tools - 1.2%
Atlas Copco AB, “A”	61,221	$2,265,305

Major Banks - 13.3%
Banco do Brasil S.A.	144,600	$1,266,387
Bank of China Ltd.	2,307,000	1,154,603
BNP Paribas (l)	43,800	3,090,914
China Construction Bank	2,703,000	2,233,841
Industrial & Commercial Bank of China, “H”	3,390,000	2,266,511
Lloyds Banking Group PLC	2,708,947	2,463,834
Mitsubishi UFJ Financial Group, Inc.	184,800	1,152,852
National Australia Bank Ltd.	107,184	2,398,850
Sumitomo Mitsui Financial Group, Inc.	67,800	2,432,842
Toronto-Dominion Bank	36,469	1,739,571
UBS AG	171,733	2,730,564
Westpac Banking Corp.	95,838	2,171,980

		$25,102,749
Medical Equipment - 0.7%
Nihon Kohden Corp.	31,300	$698,350
Nipro Corp.	44,300	618,400

		$1,316,750
Metals & Mining - 2.9%
Glencore PLC	270,996	$995,469
POSCO	2,811	708,023
Rio Tinto Ltd.	64,547	2,580,213
Ternium S.A., ADR	44,840	1,166,737

		$5,450,442
Natural Gas - Distribution - 1.2%
Engie	97,724	$1,491,337
Tokyo Gas Co. Ltd.	149,000	773,589

		$2,264,926
Other Banks & Diversified Financials - 2.0%
DBS Group Holdings Ltd.	26,300	$389,088
Intesa Sanpaolo S.p.A.	434,226	1,242,883
Sberbank of Russia, ADR	134,001	1,494,111
Turkiye Garanti Bankasi A.S.	268,085	729,504

		$3,855,586

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 6.9%
Bayer AG	26,386	$3,500,566
Gedeon Richter PLC	27,572	704,779
Indivior PLC	138,349	580,579
KYORIN Holdings, Inc.	31,700	652,891
Merck KGaA	16,589	2,002,357
Roche Holding AG	5,862	1,608,714
Sanofi	13,264	1,313,742
Shionogi & Co. Ltd.	38,200	2,041,587
Sumitomo Dainippon Pharma Co., Ltd.	34,300	523,404

		$12,928,619
Printing & Publishing - 1.9%
Informa PLC	170,468	$1,473,782
Transcontinental, Inc., “A”	123,493	2,164,796

		$3,638,578
Railroad & Shipping - 1.1%
Canadian National Railway Co.	26,715	$2,068,542

Real Estate - 3.2%
Cheung Kong Property Holdings Ltd.	255,500	$1,918,082
Link REIT	50,000	394,608
Sun Hung Kai Properties Ltd.	51,000	754,605
TAG Immobilien AG	49,720	741,727
Unibail-Rodamco, REIT	6,690	1,725,867
Wheelock & Co. Ltd.	56,000	418,964

		$5,953,853
Restaurants - 1.9%
Greggs PLC	34,125	$478,816
Restaurant Brands International	26,188	1,602,279
Whitbread PLC	27,657	1,529,084

		$3,610,179
Specialty Chemicals - 2.0%
Akzo Nobel N.V.	4,103	$343,424
Astra Argo Lestari	336,300	361,043
JSR Corp.	98,300	1,649,132
LG Chem Ltd.	1,480	399,214
PTT Global Chemical PLC	492,700	1,027,061

		$3,779,874
Specialty Stores - 0.4%
K’s Holdings Corp.	36,500	$751,422

Telecommunications - Wireless - 2.2%
SoftBank Corp.	39,900	$3,243,519
Vodafone Group PLC	301,210	898,438

		$4,141,957
Telephone Services - 2.5%
Nippon Television Holdings, Inc.	45,100	$2,161,542
TDC A.S.	428,486	2,558,058

		$4,719,600

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 0.9%
Japan Tobacco, Inc.	45,100	$1,694,457

Trucking - 0.4%
Imperial Holdings, Ltd.	66,520	$841,961

Utilities - Electric Power - 2.3%
Energias de Portugal S.A.	396,411	$1,457,939
Korea Electric Power Corp.	32,814	1,251,481
SSE PLC	87,924	1,704,950

		$4,414,370
Total Common Stocks		$183,682,445

Preferred Stocks - 1.1%
Other Banks & Diversified Financials - 0.6%
Itau Unibanco Holding S.A.	94,640	$1,039,711

Telephone Services - 0.5%
Telecom Italia S.p.A.	1,326,927	$1,023,299
Total Preferred Stocks		$2,063,010

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.87% (v)	1,769,362	$1,769,362

Collateral for Securities Loaned - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.77% (j)	2,900,225	$2,900,225
Total Investments		$190,415,042

Other Assets, Less Liabilities - (1.1)%		(1,980,929)
Net Assets - 100.0%		$188,434,113

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$32,039,997	$—	$—	$32,039,997
United Kingdom	21,710,810	—	—	21,710,810
France	18,058,714	—	—	18,058,714
Canada	14,062,197	—	—	14,062,197
China	13,065,183	—	—	13,065,183
Germany	11,064,011	—	—	11,064,011
South Korea	10,213,860	—	—	10,213,860
Australia	8,663,491	—	—	8,663,491
Switzerland	7,783,691	—	—	7,783,691
Other Countries	48,056,440	1,027,061	—	49,083,501
Mutual Funds	4,669,587	—	—	4,669,587
Total Investments	$189,387,981	$1,027,061	$—	$190,415,042

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$168,836,074
Gross unrealized appreciation	23,413,594
Gross unrealized depreciation	(1,834,626)
Net unrealized appreciation (depreciation)	$21,578,968

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,620,081	28,736,203	(31,586,922)	1,769,362

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(46)	$—	$11,043	$1,769,362

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

Japan	17.0%
United Kingdom	11.5%
France	9.6%
Canada	7.5%
China	6.9%
Germany	5.9%
South Korea	5.4%
Australia	4.6%
Switzerland	4.1%
Other Countries	27.5%

7

QUARTERLY REPORT

May 31, 2017

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.4%
Aerospace - 1.8%
Leidos Holdings, Inc.	3,661	$203,405
MTU Aero Engines Holding AG	1,238	174,672
Saab AB	2,433	126,585

		$504,662
Alcoholic Beverages - 0.5%
Thai Beverage PLC	226,600	$143,299

Apparel Manufacturers - 0.9%
Burberry Group PLC	4,238	$99,107
Canada Goose Holdings, Inc. (a)	744	13,429
Hanesbrands, Inc.	6,692	138,190

		$250,726
Automotive - 4.9%
Hella KGaA Hueck & Co.	3,202	$162,349
Kar Auction Services, Inc.	4,129	179,901
Koito Manufacturing Co. Ltd.	6,700	352,695
LKQ Corp. (a)	8,239	259,446
Stanley Electric Co. Ltd.	9,700	292,095
Thai Stanley Electric PLC	10,300	62,598
USS Co. Ltd.	4,800	96,607

		$1,405,691
Broadcasting - 0.9%
Nippon BS Broadcasting Corp.	14,800	$158,089
Proto Corp.	6,300	96,363

		$254,452
Brokerage & Asset Managers - 1.4%
NASDAQ, Inc.	3,819	$258,355
Rathbone Brothers PLC	4,154	140,496

		$398,851
Business Services - 13.9%
Amadeus IT Holding S.A.	4,551	$265,076
Amsterdam Commodities N.V.	3,155	93,566
Asiakastieto Group Oyj	7,492	185,071
Auto Trader Group PLC	20,011	107,284
Babcock International Group PLC	7,058	84,846
Brenntag AG	1,392	80,531
Bunzl PLC	11,902	372,951
Cerved Information Solutions S.p.A.	18,723	199,493
Cielo S.A.	9,480	66,824
CoStar Group, Inc. (a)	609	159,296
Diploma PLC	5,930	85,497
Elior Participations SCA	7,770	220,131
Elis S.A.	5,465	121,800
Fiserv, Inc. (a)	1,615	202,327
FleetCor Technologies, Inc. (a)	1,663	239,954
Global Payments, Inc.	4,241	388,518
Ringcentral, Inc. (a)	4,276	145,812
Sodexo	671	91,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Total System Services, Inc.	2,454	$146,136
Travelport Worldwide Ltd.	12,885	173,948
WNS (Holdings) Ltd., ADR (a)	4,179	139,161
Zendesk, Inc. (a)	7,963	206,879
ZPG PLC	44,291	213,144

		$3,989,790
Computer Software - 3.2%
Cadence Design Systems, Inc. (a)	6,545	$229,991
Linedata Services	1,925	112,880
OBIC Business Consultants Co. Ltd.	4,400	222,880
OBIC Co. Ltd.	6,100	354,158

		$919,909
Computer Software - Systems - 3.9%
EMIS Group PLC	9,773	$117,987
Linx S.A.	10,600	60,928
NICE Systems Ltd., ADR	4,287	334,000
Servelec Group PLC	32,786	123,772
SS&C Technologies Holdings, Inc.	9,494	356,785
Vantiv, Inc., “A” (a)	2,093	131,273

		$1,124,745
Conglomerates - 0.7%
DCC PLC	2,177	$206,866

Construction - 3.3%
Bovis Homes Group PLC	8,688	$102,090
GMS, Inc. (a)	6,936	226,530
Siteone Landscape Supply, Inc. (a)	3,921	208,519
Somfy S.A.	243	128,298
Techtronic Industries Co. Ltd.	37,000	174,968
Volution Group PLC	47,447	120,891

		$961,296
Consumer Products - 1.5%
Dabur India Ltd.	21,041	$91,296
Hengan International Group Co. Ltd.	15,000	105,197
Kobayashi Pharmaceutical Co. Ltd.	1,800	106,131
Mitsubishi Pencil Co. Ltd.	2,400	138,474

		$441,098
Consumer Services - 3.3%
51job, Inc., ADR (a)	2,714	$118,303
Asante, Inc.	12,900	211,409
Bright Horizons Family Solutions, Inc. (a)	3,974	304,885
China Maple Leaf Educational Systems	164,000	141,638
Heian Ceremony Service Co.	20,300	176,697

		$952,932
Containers - 3.9%
Berry Global Group, Inc. (a)	6,084	$352,811
Fuji Seal International, Inc.	20,400	512,256
Mayr-Melnhof Karton AG	1,177	149,407
RPC Group PLC	9,290	102,700

		$1,117,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.0%
AMETEK, Inc.	4,521	$275,871
IMI PLC	7,195	116,251
Sensata Technologies Holding B.V. (a)	4,484	181,288

		$573,410
Electronics - 1.4%
Analog Devices, Inc.	1,918	$164,488
Inphi Corp. (a)	2,329	92,415
Mercury Systems, Inc. (a)	3,834	152,478

		$409,381
Engineering - Construction - 0.3%
Promotora y Operadora de Infraestructura S.A.B. de C.V.	7,219	$74,827

Entertainment - 1.6%
Live Nation, Inc. (a)	8,543	$294,648
Merlin Entertainment	22,674	154,544

		$449,192
Food & Beverages - 6.3%
Bakkafrost P/f	8,797	$325,880
Blue Buffalo Pet Products, Inc. (a)	5,735	134,715
Cranswick PLC	5,045	192,732
Greencore Group PLC	55,627	173,089
Grupo Lala S.A.B. de C.V.	47,710	80,856
Leroy Seafood Group A.S.A.	34,000	183,092
M. Dias Branco S.A. Industria e Comercio de Alimentos	8,700	145,450
Qinqin Foodstuffs Group (Cayman) Co. Ltd. (a)	3,000	970
S Foods, Inc. (l)	5,800	197,959
Snyders-Lance, Inc.	3,866	142,076
Total Produce PLC	100,101	231,081

		$1,807,900
Food & Drug Stores - 0.8%
Booker Group PLC	56,842	$146,110
Clicks Group Ltd.	8,944	92,898

		$239,008
Furniture & Appliances - 0.7%
SEB S.A.	1,169	$205,121

Gaming & Lodging - 1.6%
Dalata Hotel Group PLC (a)	26,157	$151,619
Paddy Power Betfair PLC	2,922	303,824

		$455,443
General Merchandise - 3.0%
B&M European Value Retail S.A.	25,625	$120,279
Dollar Tree, Inc. (a)	1,567	121,756
Dollarama, Inc.	2,749	254,641
Five Below, Inc. (a)	3,374	173,086
Seria Co. Ltd.	4,200	203,269

		$873,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 0.9%
Jardine Lloyd Thompson Group PLC	8,307	$126,297
Sony Financial Holdings, Inc.	9,200	141,634

		$267,931
Internet - 1.7%
LogMeIn, Inc.	2,431	$269,841
Rightmove PLC	4,118	230,061

		$499,902
Leisure & Toys - 0.4%
Thule Group AB	5,616	$105,453

Machinery & Tools - 3.0%
Daikin Industries Ltd.	1,600	$156,822
Nissei ASB Machine Co. Ltd.	7,200	225,914
Ritchie Bros. Auctioneers, Inc.	6,665	206,882
Spirax Sarco Engineering PLC	2,045	149,530
WABCO Holdings, Inc. (a)	1,013	123,404

		$862,552
Medical & Health Technology & Services - 3.2%
Capital Senior Living Corp. (a)	9,804	$135,687
Healthcare Services Group, Inc.	4,800	229,776
INC Research Holdings, Inc., “A” (a)	4,274	242,977
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	287,667	318,008

		$926,448
Medical Equipment - 5.7%
Fisher & Paykel Healthcare Corp. Ltd.	19,908	$150,922
Fukuda Denshi Co. Ltd.	4,700	309,372
Gerresheimer AG	2,172	186,019
Nakanishi, Inc.	2,200	89,391
NxStage Medical, Inc. (a)	7,694	166,652
PerkinElmer, Inc.	3,478	219,323
Sonova Holding AG	438	72,536
Steris PLC	4,160	322,650
Techno Medica Co. Ltd.	7,800	137,125

		$1,653,990
Natural Gas - Pipeline - 0.4%
EQT Midstream Partners LP	1,647	$121,483

Oil Services - 1.3%
Aker Solutions ASA (a)	25,318	$124,803
Forum Energy Technologies, Inc. (a)	6,118	99,418
U.S. Silica Holdings, Inc.	3,872	147,136

		$371,357
Other Banks & Diversified Financials - 0.4%
Element Fleet Management Corp.	3,552	$22,508
First Republic Bank	1,093	100,665

		$123,173
Pharmaceuticals - 0.4%
Genomma Lab Internacional S.A., “B” (a)	99,291	$124,393

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pollution Control - 0.7%
Clean Harbors, Inc. (a)	3,587	$209,517

Railroad & Shipping - 0.6%
DP World Ltd.	5,156	$118,588
StealthGas, Inc. (a)	17,123	56,335

		$174,923
Real Estate - 3.3%
Big Yellow Group PLC, REIT	14,808	$150,441
Hibernia PLC, REIT	79,220	123,699
LEG Immobilien AG	1,510	142,350
Medical Properties Trust, Inc., REIT	8,180	105,931
OUTFRONT Media, Inc., REIT	5,371	122,727
STAG Industrial, Inc., REIT	4,882	131,716
Store Capital Corp., REIT	8,975	182,911

		$959,775
Restaurants - 4.3%
Aramark	4,750	$176,985
Arcos Dorados Holdings, Inc. (a)	14,819	127,443
Dave & Buster’s, Inc. (a)	2,136	142,471
Domino’s Pizza Group PLC	37,629	153,691
Dunkin Brands Group, Inc.	2,014	117,839
Performance Food Group Co. (a)	8,967	253,766
U.S. Foods Holding Corp. (a)	8,938	267,782

		$1,239,977
Special Products & Services - 0.5%
Boyd Group Income Fund, IEU	1,938	$143,465

Specialty Chemicals - 4.8%
Axalta Coating Systems Ltd. (a)	6,603	$206,674
Borregaard ASA	22,533	265,351
Croda International PLC	5,238	267,459
Ferroglobe R&W Trust (a)	9,037	0
IMCD Group NV	1,877	103,276
RPM International, Inc.	3,087	167,408
Symrise AG	3,331	239,368
Univar, Inc. (a)	4,078	124,053

		$1,373,589
Specialty Stores - 3.5%
Card Factory PLC	21,917	$94,205
Citi Trends, Inc.	6,255	114,154
Dufry AG (a)	1,073	176,479
Howden Joinery Group PLC	27,048	157,871
Just Eat PLC (a)	13,612	117,770
Michaels Co., Inc. (a)	7,649	147,855
Tractor Supply Co.	2,042	112,616
XXL ASA	8,122	87,715

		$1,008,665
Telecommunications - Wireless - 0.6%
Cellnex Telecom S.A.U.	8,198	$171,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.4%
TDC A.S.	16,673	$99,538

Trucking - 0.5%
Swift Transportation Co. (a)	6,016	$144,083
Total Common Stocks		$28,340,770

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE	1,516	$84,579

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.87% (v)	291,365	$291,365

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.77% (j)	13,121	$13,121
Total Investments		$28,729,835

Other Assets, Less Liabilities - 0.3%		74,501
Net Assets - 100.0%		$28,804,336

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,153,280	$—	$0	$11,153,280
United Kingdom	4,227,962	—	—	4,227,962
Japan	4,179,341	—	—	4,179,341
Germany	1,069,869	—	—	1,069,869
Norway	986,842	—	—	986,842
France	879,774	—	—	879,774
Ireland	810,222	—	—	810,222
Canada	640,926	—	—	640,926
Spain	436,828	—	—	436,828
Other Countries	3,977,707	62,598	—	4,040,305
Mutual Funds	304,486	—	—	304,486
Total Investments	$28,667,237	$62,598	$0	$28,729,835

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$—
Received as part of a corporate action	0
Balance as of 5/31/17	$0

At May 31, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$22,068,574
Gross unrealized appreciation	7,298,339
Gross unrealized depreciation	(637,078)
Net unrealized appreciation (depreciation)	$6,661,261

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	656,191	4,960,628	(5,325,454)	291,365

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$8	$—	$1,014	$291,365

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2017, are as follows:

United States	40.1%
United Kingdom	14.7%
Japan	14.5%
Germany	3.7%
Norway	3.4%
France	3.1%
Ireland	2.8%
Canada	2.2%
Spain	1.5%
Other Countries	14.0%

QUARTERLY REPORT

May 31, 2017

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.6%
Aerospace - 1.8%
Harris Corp.	187,288	$21,006,224
Leidos Holdings, Inc.	274,792	15,267,444
TransDigm Group, Inc.	19,494	5,225,952

		$41,499,620
Alcoholic Beverages - 1.6%
Constellation Brands, Inc., “A”	203,333	$37,159,106

Automotive - 0.7%
LKQ Corp. (a)	518,980	$16,342,680

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.	93,163	$9,132,769
Biomarin Pharmaceutical, Inc. (a)	247,221	21,666,448
Regeneron Pharmaceuticals, Inc. (a)	53,510	24,564,301

		$55,363,518
Broadcasting - 1.4%
Netflix, Inc. (a)	199,048	$32,458,757

Brokerage & Asset Managers - 3.0%
Blackstone Group LP	508,748	$16,727,634
Intercontinental Exchange, Inc.	326,362	19,643,729
NASDAQ, Inc.	464,851	31,447,170

		$67,818,533
Business Services - 8.1%
CoStar Group, Inc. (a)	26,463	$6,921,927
Equifax, Inc.	238,615	32,642,532
Fidelity National Information Services, Inc.	269,558	23,146,945
Fiserv, Inc. (a)	293,605	36,782,834
FleetCor Technologies, Inc. (a)	144,515	20,852,069
Global Payments, Inc.	369,244	33,826,443
Tyler Technologies, Inc. (a)	43,475	7,429,008
Verisk Analytics, Inc., “A” (a)	290,516	23,499,839

		$185,101,597
Cable TV - 1.3%
Charter Communications, Inc., “A” (a)	88,299	$30,511,719

Chemicals - 0.2%
Ingevity Corp. (a)	76,349	$4,509,935

Computer Software - 2.5%
Cadence Design Systems, Inc. (a)	962,447	$33,820,388
Cloudera, Inc. (a)	49,701	1,031,296
PTC, Inc. (a)	272,364	15,682,719
Sabre Corp.	293,387	6,580,670

		$57,115,073
Computer Software - Systems - 6.0%
Autodesk, Inc.	327,295	$36,581,762
Guidewire Software, Inc. (a)	134,354	8,923,793

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
NICE Systems Ltd., ADR	124,336	$9,687,018
Presidio, Inc. (a)	380,664	5,850,806
ServiceNow, Inc. (a)	177,296	18,554,026
SS&C Technologies Holdings, Inc.	848,477	31,885,766
Vantiv, Inc., “A” (a)	399,198	25,037,699

		$136,520,870
Construction - 5.2%
Armstrong World Industries, Inc. (a)	189,730	$7,902,255
Lennox International, Inc.	141,744	25,102,862
Pool Corp.	217,440	25,903,627
Siteone Landscape Supply, Inc. (a)	466,689	24,818,521
Vulcan Materials Co.	287,540	35,841,861

		$119,569,126
Consumer Products - 1.7%
Newell Brands, Inc.	642,634	$34,027,470
Scotts Miracle-Gro Co.	57,148	4,949,588

		$38,977,058
Consumer Services - 4.5%
Bright Horizons Family Solutions, Inc. (a)	767,139	$58,854,904
Nord Anglia Education, Inc. (a)	642,928	20,734,428
Priceline Group, Inc. (a)	8,810	16,537,163
ServiceMaster Global Holdings, Inc. (a)	178,079	6,731,386

		$102,857,881
Containers - 1.4%
CCL Industries, Inc.	79,858	$18,868,917
Crown Holdings, Inc. (a)	222,783	12,863,490

		$31,732,407
Electrical Equipment - 5.5%
Acuity Brands, Inc.	20,011	$3,259,992
AMETEK, Inc.	640,841	39,104,118
Amphenol Corp.	673,354	50,232,208
Mettler-Toledo International, Inc. (a)	56,419	32,881,557

		$125,477,875
Electronics - 5.3%
Inphi Corp. (a)	267,552	$10,616,463
M/A-COM Technology Solutions Holdings, Inc. (a)	142,690	8,699,809
Mellanox Technologies Ltd. (a)	110,288	5,238,680
Mercury Systems, Inc. (a)	12,791	508,698
Monolithic Power Systems, Inc.	213,645	20,979,939
NVIDIA Corp.	357,955	51,670,804
Silicon Laboratories, Inc. (a)	319,645	23,909,446

		$121,623,839
Energy - Independent - 0.9%
Energen Corp. (a)	189,584	$10,813,871
Parsley Energy, Inc., “A” (a)	303,528	8,999,605

		$19,813,476
Food & Beverages - 2.4%
Blue Buffalo Pet Products, Inc. (a)	400,754	$9,413,711
Chr. Hansen Holding A.S.	227,325	15,919,565

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
J.M. Smucker Co.	122,250	$15,629,663
Monster Beverage Corp. (a)	277,002	14,005,221

		$54,968,160
Gaming & Lodging - 2.2%
MGM Mirage	709,663	$22,510,510
Paddy Power Betfair PLC	96,765	10,061,423
Vail Resorts, Inc.	81,782	17,493,170

		$50,065,103
General Merchandise - 1.8%
Dollar Tree, Inc. (a)	294,235	$22,862,060
Five Below, Inc. (a)	361,200	18,529,560

		$41,391,620
Insurance - 1.6%
Aon PLC	274,285	$35,906,649

Internet - 1.2%
LogMeIn, Inc.	189,965	$21,086,115
Wix.com Ltd. (a)	95,513	7,039,308

		$28,125,423
Leisure & Toys - 2.9%
Electronic Arts, Inc. (a)	407,045	$46,130,410
Take-Two Interactive Software, Inc. (a)	269,323	20,667,847

		$66,798,257
Machinery & Tools - 6.3%
Colfax Corp. (a)	369,821	$14,999,940
Flowserve Corp.	363,338	17,621,893
Roper Technologies, Inc.	246,820	56,077,504
SPX FLOW, Inc. (a)	164,484	6,140,188
WABCO Holdings, Inc. (a)	257,014	31,309,445
Xylem, Inc.	328,205	17,112,609

		$143,261,579
Medical & Health Technology & Services - 2.6%
Healthcare Services Group, Inc.	345,167	$16,523,144
Henry Schein, Inc. (a)	232,458	42,765,298

		$59,288,442
Medical Equipment - 8.3%
C.R. Bard, Inc.	150,588	$46,295,269
Cooper Cos., Inc.	102,642	22,452,938
DexCom, Inc. (a)	146,217	9,773,144
Edwards Lifesciences Corp.	145,490	16,741,534
Integra LifeSciences Holdings Corp. (a)	125,450	6,316,408
PerkinElmer, Inc.	693,941	43,759,919
QIAGEN N.V.	153,879	5,164,179
Steris PLC	254,294	19,723,043
VWR Corp. (a)	597,276	19,745,945

		$189,972,379
Other Banks & Diversified Financials - 2.8%
Element Fleet Management Corp.	270,157	$1,711,918
First Republic Bank	279,575	25,748,858

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Mastercard, Inc., “A”	241,484	$29,673,554
Zions Bancorporation	184,516	7,393,556

		$64,527,886
Pollution Control - 0.7%
Clean Harbors, Inc. (a)	274,732	$16,047,096

Railroad & Shipping - 0.6%
Kansas City Southern Co.	151,724	$14,444,125

Real Estate - 0.8%
Extra Space Storage, Inc., REIT	223,715	$17,331,201

Restaurants - 3.4%
Aramark	619,625	$23,087,228
Domino’s Pizza Group PLC	1,687,014	6,890,417
Domino’s Pizza, Inc.	70,238	14,870,789
Dunkin Brands Group, Inc.	255,036	14,922,156
Panera Bread Co., “A” (a)	60,029	18,878,520

		$78,649,110
Specialty Chemicals - 1.6%
Axalta Coating Systems Ltd. (a)	579,102	$18,125,893
Univar, Inc. (a)	574,595	17,479,180

		$35,605,073
Specialty Stores - 3.0%
Lululemon Athletica, Inc. (a)	137,401	$6,632,346
O’Reilly Automotive, Inc. (a)	95,352	23,082,812
Ross Stores, Inc.	490,187	31,332,753
Tractor Supply Co.	132,913	7,330,152

		$68,378,063
Telecommunications - Wireless - 1.9%
SBA Communications Corp., REIT (a)	319,675	$44,172,692
Total Common Stocks		$2,233,385,928

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.87% (v)	54,139,620	$54,139,620
Total Investments		$2,287,525,548

Other Assets, Less Liabilities - 0.0%		1,074,281
Net Assets - 100.0%		$2,288,599,829

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,233,385,928	$—	$—	$2,233,385,928
Mutual Funds	54,139,620	—	—	54,139,620
Total Investments	$2,287,525,548	$—	$—	$2,287,525,548

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,603,063,596
Gross unrealized appreciation	697,320,321
Gross unrealized depreciation	(12,858,369)
Net unrealized appreciation (depreciation)	$684,461,952

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,738,439	232,181,021	(206,779,840)	54,139,620

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,742)	$—	$187,238	$54,139,620

6

QUARTERLY REPORT

May 31, 2017

MFS® U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 94.6%
Fannie Mae, 0.752%, due 6/01/2017	$13,550,000	$13,550,000
Fannie Mae, 0.766%, due 6/01/2017	13,620,000	13,620,000
Fannie Mae, 0.751%, due 6/14/2017	11,868,000	11,864,829
Fannie Mae, 0.883%, due 7/19/2017	8,700,000	8,689,908
Fannie Mae, 0.94%, due 8/23/2017	13,005,000	12,977,265
Federal Farm Credit Bank, 0.554%, due 6/06/2017	5,000,000	4,999,622
Federal Farm Credit Bank, 0.731%, due 6/06/2017	5,416,000	5,415,458
Federal Farm Credit Bank, 0.554%, due 6/08/2017	6,000,000	5,999,364
Federal Farm Credit Bank, 0.741%, due 6/09/2017	11,625,000	11,623,114
Federal Farm Credit Bank, 0.751%, due 6/16/2017	5,000,000	4,998,458
Federal Farm Credit Bank, 0.751%, due 6/20/2017	7,000,000	6,997,266
Federal Farm Credit Bank, 0.751%, due 6/22/2017	3,500,000	3,498,489
Federal Farm Credit Bank, 0.751%, due 6/27/2017	7,000,000	6,996,259
Federal Farm Credit Bank, 0.802%, due 6/29/2017	7,500,000	7,495,392
Federal Home Loan Bank, 0.756%, due 6/02/2017	7,157,000	7,156,852
Federal Home Loan Bank, 0.751%, due 6/07/2017	500,000	499,938
Federal Home Loan Bank, 0.782%, due 6/09/2017	2,689,000	2,688,540
Federal Home Loan Bank, 0.781%, due 6/21/2017	7,500,000	7,496,792
Federal Home Loan Bank, 0.786%, due 6/21/2017	8,235,000	8,231,454
Federal Home Loan Bank, 0.827%, due 6/28/2017	13,320,000	13,311,858
Federal Home Loan Bank, 0.823%, due 7/07/2017	6,715,000	6,709,561
Federal Home Loan Bank, 0.883%, due 7/12/2017	10,000,000	9,990,092
Federal Home Loan Bank, 0.893%, due 7/14/2017	4,851,000	4,845,901
Federal Home Loan Bank, 0.893%, due 7/14/2017	7,000,000	6,992,642
Federal Home Loan Bank, 0.884%, due 7/24/2017	3,551,000	3,546,452
Federal Home Loan Bank, 0.959%, due 8/11/2017	13,170,000	13,145,480
Federal Home Loan Bank, 0.945%, due 8/14/2017	6,600,000	6,587,383
Freddie Mac, 0.68%, due 6/01/2017	3,806,000	3,806,000
Freddie Mac, 0.73%, due 6/08/2017	4,924,000	4,923,311
Freddie Mac, 0.772%, due 6/16/2017	10,000,000	9,996,833
Freddie Mac, 0.73%, due 6/22/2017	13,120,000	13,114,490
Freddie Mac, 0.797%, due 7/07/2017	3,781,000	3,778,032
Freddie Mac, 0.797%, due 7/07/2017	3,600,000	3,597,174
Freddie Mac, 0.797%, due 7/07/2017	3,151,000	3,148,526
Freddie Mac, 0.822%, due 7/13/2017	1,645,000	1,643,445
Freddie Mac, 0.833%, due 7/17/2017	2,671,000	2,668,201
Freddie Mac, 0.857%, due 7/20/2017	6,590,000	6,582,430
U.S. Treasury Bill, 0.599%, due 6/15/2017	4,000,000	3,999,082
U.S. Treasury Bill, 0.777%, due 7/06/2017	13,450,000	13,439,997
U.S. Treasury Bill, 0.6%, due 7/13/2017	9,627,000	9,620,373
U.S. Treasury Bill, 0.797%, due 7/27/2017	8,340,000	8,329,816
U.S. Treasury Bill, 0.849%, due 8/10/2017	6,426,000	6,415,567
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$304,991,646

Repurchase Agreements - 5.8%
Goldman Sachs Repurchase Agreement, 0.8%, dated 5/31/2017, due 6/01/2017, total to be received $18,850,419 (secured by U.S. Treasury and Federal Agency obligations valued at $19,231,403 in a jointly traded account), at Cost and Value	$18,850,000	$18,850,000
Total Investments, at Amortized Cost and Value		$323,841,646

Other Assets, Less Liabilities - (0.4)%		(1,413,548)
Net Assets - 100.0%		$322,428,098

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $323,841,646.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$323,841,646	$—	$323,841,646

For further information regarding security characteristics, see the Portfolio of Investments.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.